Income Taxes - Schedule of income tax rate reconciliation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss before benefit from income taxes	$ (52,301,555)	$ (332,297)	$ (54,875,555)	$ (1,574,135)
Total income tax benefit	$ 550,030	$ 233,716	$ 2,791,238	$ 590,954
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Loss before benefit from income taxes					$ (4,930,528)	$ (9,593)
Federal income tax benefit (expense) at statutory income tax rate of 21%					1,035,411	2,015
State income tax benefit (expense), net of federal benefit					61,164	10,295
Permanent differences, net					(46,979)	(87,256)
Deferred tax true-up					(69,386)	66,415
Other					90,200
Total income tax benefit					$ 1,070,410	$ (8,531)